SHARE OPTIONS AND SHARE WARRANTS	12 Months Ended
Dec. 31, 2018
Disclosure of share options and share warrants [Abstract]
SHARE OPTIONS AND SHARE WARRANTS
21.	SHARE OPTIONS AND SHARE WARRANTS

Warrants

There were no warrants outstanding at the beginning of 2018, and there were no warrants granted in either 2018 or 2017. As there were no warrants outstanding, the warrant reserve was transferred to the accumulated surplus reserve during 2017.

Options

Under the terms of the Company’s Employee Share Option Plans, options to purchase 10,908,190 ‘A’ Ordinary Shares (2,727,048 ADS’s) were outstanding at December 31, 2018. Under these Plans, options are granted to officers, employees and consultants of the Group at the discretion of the Compensation Committee (designated by the Board of Directors), under the terms outlined below.

Certain options have been granted to consultants of the Group and, where this is the case, the Group has measured the fair value of the services provided by these consultants by reference to the fair value of the equity instruments granted. This approach has been adopted in these cases as it is impractical for the Group to reliably estimate the fair value of such services.

The terms and conditions of the grants are as follows, whereby all options are settled by physical delivery of shares:

Vesting conditions

The options vest following a period of service by the officer or employee. The required period of service is determined by the Compensation Committee at the date of grant of the options (usually the date of approval by the Compensation Committee) and it is generally over a three to four year period. There are no market conditions associated with the share option vesting periods.

Contractual life

The term of an option is determined by the Board, Compensation Committee and Remuneration Committee provided that the term may not exceed a period of between seven to ten years from the date of grant. All options will terminate 90 days after termination of the option holder’s employment, service or consultancy with the Group (or one year after such termination because of death or disability) except where a longer period is approved by the Board of Directors. Under certain circumstances involving a change in control of the Group, the Compensation Committee may accelerate the exercisability and termination of options.

The number and weighted average exercise price of share options and warrants per ordinary share is as follows (as required by IFRS 2, this information relates to all grants of share options and warrants by the Group):

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2016	8,158,452	3.36	0.66 –4.47
Granted	2,160,000	2.39	1.67 –2.80
Exercised	(322,272)	2.09	0.66 –2.65
Forfeited	(165,997)	3.39	2.52 –3.61

Outstanding at end of year	9,830,183	3.19	0.66 –4.47

Exercisable at end of year	5,838,851	3.31	0.75 –4.23

Outstanding January 1, 2017	9,830,183	3.19	0.66 –4.47
Granted	5,630,000	1.31	1.24 –1.44
Exercised	-	-	-
Forfeited	(4,732,807)	3.86	0.75 –4.47

Outstanding at end of year	10,727,376	1.92	1.24 –4.36

Exercisable at end of year	3,268,707	2.57	1.66 –4.36

Outstanding January 1, 2018	10,727,376	1.92	1.24 –4.36
Granted	720,000	1.07	0.67 –1.37
Exercised	-	-	-
Forfeited	(539,176)	2.50	1.34 –4.23

Outstanding at end of year	10,908,200	1.83	0.67 –4.36

Exercisable at end of year	6,091,864	2.09	1.24 –4.36

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘ADS’ Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2016	2,039,613	13.44	2.63 –17.88
Granted	540,000	9.57	6.69 –11.20
Exercised	(80,568)	8.35	2.64 –10.61
Forfeited	(41,499)	13.58	10.08 –14.44

Outstanding at end of year	2,457,546	12.76	2.64 –17.88

Exercisable at end of year	1,459,713	13.24	3.00 –16.92

Outstanding January 1, 2017	2,457,546	12.76	2.64 - 17.88
Granted	1,407,500	5.25	4.95 – 5.75
Exercised	-	-	-
Forfeited	(1,183,202)	10.26	3.00 –17.88

Outstanding at end of year	2,681,844	7.69	4.96–17.44

Exercisable at end of year	817,179	10.29	6.64 –17.45

Outstanding January 1, 2018	2,681,844	7.69	4.96 - 17.44
Granted	180,000	4.28	2.68 – 5.48
Exercised	-	-	-
Forfeited	(134,794)	10.00	5.36 – 16.92

Outstanding at end of year	2,727,050	7.32	2.68–17.44

Exercisable at end of year	1,522,966	8.36	4.96 –17.44

There were no share options exercised during 2018 or 2017. The weighted average share price per ‘A’ Ordinary share at the date of exercise for options exercised in 2016 was: US$2.96 per ‘A’ Ordinary share (US$11.84 per ADS).

The opening share price per ‘A’ Ordinary share at the start of the financial year was US$1.28 or US$5.10 per ADS (2017: US$1.73 or US$6.93 per ADS) (2016: US$2.92 or US$11.69 per ADS) and the closing share price at December 31, 2018 was US$0.57 or US$2.29 per ADS (2017: US$1.28 or US$5.10 per ADS) (2016: US$1.73 or US$6.92 per ADS). The average share price for the year ended December 31, 2018 was US$1.10 per ‘A’ Ordinary share or US$4.42 per ADS.

A summary of the range of prices for the Company’s stock options for the year ended December 31, 2018 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.66-US$0.99	430,000	0.88	6.79	-	-	-
US$1.00-US$2.05	6,111,800	1.35	5.64	2,476,133	1.35	5.57
US$2.06- US$2.99	4,168,400	2.51	2.23	3,437,731	2.51	1.83
US$3.00 -US$4.47	198,000	4.20	2.97	178,000	4.20	2.93

	10,908,200			6,091,864

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.64-US$3.96	107,500	3.52	6.79	-	-	-
US$4.00-US$8.20	1,527,950	5.40	5.64	619,033	5.40	5.57
US$8.24- US$11.96	1,042,100	10.04	2.23	859,433	10.04	1.83
US$12.00 -US$17.88	49,500	16.80	2.97	44,500	16.80	2.93

	2,727,050			1,522,966

The weighted-average remaining contractual life of options outstanding at December 31, 2018 was 4.33 years (2017: 5.10 years).

A summary of the range of prices for the Company’s stock options for the year ended December 31, 2017 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$1.00-US$2.05	6,075,644	1.38	6.52	215,652	1.69	2.57
US$2.06- US$2.99	4,333,732	2.52	3.20	2,861,061	2.53	2.20
US$3.00 -US$4.47	318,000	4.21	3.95	192,002	4.21	3.92

	10,727,376			3,268,715

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$4.00-US$8.20	1,518,911	5.52	6.52	53,913	6.76	2.57
US$8.24- US$11.96	1,083,433	10.08	3.20	715,265	10.12	2.20
US$12.00 -US$17.88	79,500	16.84	3.95	48,001	16.84	3.92

	2,681,844			817,179

Charge for the year under IFRS 2

The charge for the year is calculated based on the fair value of the options granted which have not yet vested.

The fair value of the options is expensed over the vesting period of the option. US$1,369,000 was charged to the statement of operations in 2018, (2017: US$928,000), (2016: US$1,381,446) split as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Share-based payments – cost of sales	34	35	32
Share-based payments – selling, general and administrative	1,335	893	1,349

Total – continuing operations	1,369	928	1,381
Share-based payments – discontinued operations	-	-	33

Total	1,369	928	1,414

The total share based payments charge for the year was US$1,607,000 (2017: US$1,109,000) (2016: US$1,633,000). However, a total of US$238,000 (2017: US$181,000) (2016: US$219,000) of share based payments was capitalised in intangible development project assets during the year.

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of services received is measured based on a trinomial model. The following are the input assumptions used in determining the fair value of share options granted in 2018, 2017 and 2016:

	Key management personnel	Other employees		Key management personnel		Other employees		Key management personnel		Other employees
	2018	2018		2017		2017		2016		2016
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	-	$	US0.41 /(US$1.64)	$	US0.43 /(US$1.72)	$	US0.44 /(US$1.76)	$	US0.58 /(US$2.32)	$	US0.57 /(US$2.28)

Total ‘A’ share options granted / (ADS’s equivalent)	-		720,000 /(180,000)		5,150,000/(1,287,500)		480,000 /(120,000)		1,700,000/(425,000)		460,000 /(115,000)

Weighted average share price per ‘A’ share / (per ADS)	-	$	US1.07 /(US$4.28)	$	US1.34 /(US$5.36)	$	US1.31 /(US$5.24)	$	US2.43 /(US$9.72)	$	US2.25 /(US$9.00)

Weighted average exercise price per ‘A’ share / (per ADS)	-	$	US1.07 /(US$4.28)	$	US1.34 /(US$5.36)	$	US1.31 /(US$5.24)	$	US2.43 /(US$9.72)	$	US2.25 /(US$9.00)

Weighted average expected volatility	-		42.69%		40.62%		40.48%		29.63%		36.73%

Weighted average expected life	-		4.55		4.45		4.69		4.81		3.74

Weighted average risk free interest rate	-		2.72%		1.59%		1.91%		1.21%		1.29%

Expected dividend yield	-		-		0.81%		0.81%		1.14%		0.96%

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility is based on the historic volatility (calculated based on the expected life of the options). The Group has considered how future experience may affect historical volatility.

The profile and activities of the Group are not expected to change in the immediate future and therefore Trinity Biotech would expect estimated volatility to be consistent with historical volatility.